SCHEDULE OF FOREIGN EXCHANGE RATE (Details)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Period-end MYR : US$1 exchange rate [Member]
Exchange rate	4.44	4.47	4.72	4.59
Period-average MYR : US$1 exchange rate [Member]
Exchange rate	4.45	4.56	4.73	4.57
Period-end HK : US$1 exchange rate [Member]
Exchange rate	7.78	7.75	7.75	7.75
Period-average HK : US$1 exchange rate [Member]
Exchange rate	7.78	7.75	7.75	7.75
Period-end THB : US$1 exchange rate [Member]
Exchange rate	33.95	34.34	36.37
Period-average THB : US$1 exchange rate [Member]
Exchange rate	33.93	35.23	35.86